Derivative and Hedging Instruments - Summary of Effects of Net Investment Hedging Relationships (Detail) - Hedges of net investment in foreign operations [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	CAD 355	CAD (25)
Gains (losses) reclassified from AOCI into investment income	0	0
Ineffectiveness recognized in investment income	0	0
Non-functional currency denominated debt [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	355	(25)
Gains (losses) reclassified from AOCI into investment income	0	0
Ineffectiveness recognized in investment income	CAD 0	CAD 0